Parent Entity Financial Information (Details) - Schedule of Individual Financial Statements for the Parent Entity - Parent [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of financial position
Current Assets	$ 19,018,719	$ 27,048,773
Non-current Assets	147,018	229,103
Total Assets	19,165,737	27,277,876
Current liabilities	(5,101,935)	(4,993,949)
Non-current liabilities	(1,151,157)	(122,710)
Total Liabilities	(6,253,092)	(5,116,659)
Shareholders’ equity
Contributed equity	223,151,570	213,971,323
Reserves	4,806,203	3,972,475
Accumulated losses	(215,045,128)	(195,782,581)
Total Equity	12,912,645	22,161,217
Statement of profit or loss and other comprehensive income
Loss for the year	(19,355,765)	(13,967,504)
Total comprehensive loss for the year	$ (19,355,765)	$ (13,967,504)